Biological assets - Roll-forward of biological assets (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of reconciliation of changes in biological assets [line items]
Opening Balance	R$ 26,097,164	R$ 22,283,001	R$ 22,283,001
Additions	3,617,275		7,913,483
Depletions	(3,174,187)		(5,352,271)
Transfers			15,233
Fair value adjustment of biological assets	(1,157,728)	R$ 73,248	(1,516,458)
Disposals	(21,674)		(107,815)
Write-offs	(44,611)		(170,925)
Closing Balance	R$ 27,631,695		R$ 26,097,164
Effective Area For Forest From The Year Of Planting	3 years
Bottom of range [member]
Disclosure of reconciliation of changes in biological assets [line items]
Average Cycle for Formation of Forests, Biological Assets	6 years
Top of range
Disclosure of reconciliation of changes in biological assets [line items]
Average Cycle for Formation of Forests, Biological Assets	7 years